Equity (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 469,673	¥ 250,963	¥ 50,138
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	14,870	220,396	203,494
Amounts reclassified from accumulated other comprehensive income	(14,734)	(1,582)	(2,614)
Other comprehensive income (loss), net	136	218,814	200,880
Equity transactions with noncontrolling interests	(6)	(104)	(55)
Ending Balance	469,803	469,673	250,963
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	467,841	293,783	135,248
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	63,339	174,548	160,366
Amounts reclassified from accumulated other comprehensive income	(13,990)	(490)	(1,831)
Other comprehensive income (loss), net	49,349	174,058	158,535
Ending Balance	517,190	467,841	293,783
Net Unrealized Losses on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(372)	(260)	(68)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	(174)	(353)	(488)
Amounts reclassified from accumulated other comprehensive income	58	241	296
Other comprehensive income (loss), net	(116)	(112)	(192)
Equity transactions with noncontrolling interests	0	0	0
Ending Balance	(488)	(372)	(260)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(28,452)	(21,101)	(23,415)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	(13,388)	(5,978)	3,402
Amounts reclassified from accumulated other comprehensive income	(789)	(1,305)	(1,079)
Other comprehensive income (loss), net	(14,177)	(7,283)	2,323
Equity transactions with noncontrolling interests	(19)	(68)	(9)
Ending Balance	(42,648)	(28,452)	(21,101)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	30,656	(21,459)	(61,627)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	(34,907)	52,179	40,214
Amounts reclassified from accumulated other comprehensive income	(13)	(28)
Other comprehensive income (loss), net	(34,920)	52,151	40,214
Equity transactions with noncontrolling interests	13	(36)	(46)
Ending Balance	¥ (4,251)	¥ 30,656	¥ (21,459)